Employee benefits (Details 11)	12 Months Ended
Dec. 31, 2024
PPSP-R [member]
IfrsStatementLineItems [Line Items]
Number of Years	9 years 8 months 15 days
PPSP-R Pre-70 [member]
IfrsStatementLineItems [Line Items]
Number of Years	6 years 6 months 7 days
PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Number of Years	9 years 6 months 3 days
PPSP-NR Pre-70 [member]
IfrsStatementLineItems [Line Items]
Number of Years	6 years 5 months 12 days